THIRD PARTY DEBT AGREEMENTS	12 Months Ended
Dec. 31, 2016
THIRD PARTY DEBT AGREEMENTS
THIRD PARTY DEBT AGREEMENTS

15. THIRD‑PARTY DEBT AGREEMENTS

Venator also has lease obligations accounted for as capital leases primarily related to manufacturing facilities which are included in other long‑term debt. The scheduled maturities of Venator’s commitments under capital leases are as follows (dollars in millions):

Year ending December 31:
2017	$7
2018	2
2019	2
2020	2
Thereafter	11
Total minimum payments	24
Less: Amounts representing interest	(4)
Present value of minimum lease payments	20
Less: Current portion of capital leases	(7)
Long-term portion of capital leases	$13